LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2019
Land use rights
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

5.LAND USE RIGHTS, NET

The land use rights assets as of December 31, 2019 and 2018 are summarized as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	199
Less:
Accumulated amortization	(166)	(194)	(27)
Land use rights, net	1,222	1,194	172

Amortization expense of the land use rights for the years ended December 31, 2018 and 2019 was RMB257 and RMB28 (US$ 4), respectively.

As of December 31, 2019, expected amortization expense for the land use rights is approximately RMB28 in 2020, RMB28 in 2021, RMB28 in 2022, RMB28 in 2023, RMB28 in 2024 and RMB1,054 in 2025 and thereafter.